RELATED PARTIES - Sales and Trade Receivables (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 19, 2021
Disclosure of transactions between related parties [line items]
Sales		$ 10,519	$ 5,142	$ 7,442
Trade receivables		1,084	269
Condesa
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired					67.00%
Condesa
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (in percent)	33.00%
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Sales		3,549	1,488	2,518
Trade receivables		48	18
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Sales		2,234	1,395	1,728
Trade receivables		72	67
Acciaierie d'Italia | Joint Venture
Disclosure of transactions between related parties [line items]
Sales		1,193	0	0
Trade receivables		363	0
ArcelorMittal CLN Distribuzione Italia | Joint Venture
Disclosure of transactions between related parties [line items]
Sales		499	304	483
Trade receivables		35	6
Borçelik | Joint Venture
Disclosure of transactions between related parties [line items]
Sales		484	312	474
Trade receivables		105	15
Aperam | Other
Disclosure of transactions between related parties [line items]
Sales		478	155	172
Trade receivables		67	19
Bamesa | Associate
Disclosure of transactions between related parties [line items]
Sales		370	226	365
Trade receivables		53	27
Tuper | Joint Venture
Disclosure of transactions between related parties [line items]
Sales		326	128	147
Trade receivables		60	36
WDI | Associate
Disclosure of transactions between related parties [line items]
Sales		195	106	105
Trade receivables		2	1
ArcelorMittal RZK Çelik Servis Merkezi | Joint Venture
Disclosure of transactions between related parties [line items]
Sales		154	167	225
Trade receivables		67	14
Coils Lamiere Nastri (C.L.N.) | Associate
Disclosure of transactions between related parties [line items]
Sales		150	146	247
Trade receivables		8	7
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Sales		107	64	109
Trade receivables		19	6
Condesa | Joint Venture
Disclosure of transactions between related parties [line items]
Sales		106	46	69
Trade receivables		0	11
ArcelorMittal BE Group | Joint Venture
Disclosure of transactions between related parties [line items]
Sales		81	37	56
Trade receivables		7	0
SSC Tanger | Associate
Disclosure of transactions between related parties [line items]
Sales		78	49	55
Trade receivables		1	1
Stalprofil | Associate
Disclosure of transactions between related parties [line items]
Sales		64	47	58
Trade receivables		12	2
Alkat | Associate
Disclosure of transactions between related parties [line items]
Sales		56	32	27
Trade receivables		14	6
I/N Kote | Other
Disclosure of transactions between related parties [line items]
Sales		0	226	321
Trade receivables		0	0
Other
Disclosure of transactions between related parties [line items]
Sales		395	214	$ 283
Trade receivables		$ 151	$ 33